Schedule of Roll-forward of the Aggregate Fair Values of Company’s Warrant Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value, Beginning Balance	$ 3,784	$ 3,598	$ 25,962
May 2022 PIPE warrant issuance			19,745
April 2023 Registered Direct warrant issuance		4,280
July 2023 Registered Direct warrant issuance		2,645
Gain recognized in earnings from change in fair value	1,587	(6,164)	(42,109)
Fair Value, Ending Balance	4,259	3,784	3,598
Fair value, Beginning Balance	$ 4,359	3,598
Fair Value, Ending Balance		$ 4,359	$ 3,598